Investment Objectives and Goals - Oakhurst Strategic Defined Risk Fund	Aug. 27, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Oakhurst Strategic Defined Risk Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Oakhurst Strategic Defined Risk Fund (the “Fund”) seeks capital appreciation while seeking to limit short-term risk.